PROPERTY, PLANT AND EQUIPMENT (Details)	9 Months Ended
Sep. 30, 2020 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Balance at December 31, 2019
Additions during the period
Balance at September 30, 2020	75,591
Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at December 31, 2019
Balance at September 30, 2020	43,482
Furniture and fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at December 31, 2019
Balance at September 30, 2020	16,480
Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at December 31, 2019
Balance at September 30, 2020	15,629
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at December 31, 2019
Additions during the period	79,498
Balance at September 30, 2020	79,498
Cost [Member] | Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at December 31, 2019
Additions during the period	46,335
Balance at September 30, 2020	46,335
Cost [Member] | Furniture and fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at December 31, 2019
Additions during the period	16,976
Balance at September 30, 2020	16,976
Cost [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at December 31, 2019
Additions during the period	16,187
Balance at September 30, 2020	16,187
Accumulated Depreciation, Amortization & Impairment Losses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at December 31, 2019
Depreciation for the period	(3,907)
Balance at September 30, 2020	(3,907)
Accumulated Depreciation, Amortization & Impairment Losses [Member] | Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at December 31, 2019
Depreciation for the period	(2,853)
Balance at September 30, 2020	(2,853)
Accumulated Depreciation, Amortization & Impairment Losses [Member] | Furniture and fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at December 31, 2019
Depreciation for the period	(496)
Balance at September 30, 2020	(496)
Accumulated Depreciation, Amortization & Impairment Losses [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at December 31, 2019
Depreciation for the period	(558)
Balance at September 30, 2020	$ (558)